     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

     FORM N-Q

     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

     Investment Company Act file number: 811-04448
______________________________________________

     UBS Master Series, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

     1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

     Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

     Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

     Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—28.78%

Federal Farm Credit Bank
0.510%, due 05/12/11(1)	480,000	477,654
Federal Home Loan Bank
0.518%, due 06/13/10(2)	500,000	500,000
0.600%, due 06/21/10	1,000,000	999,957
0.540%, due 06/22/10	500,000	500,048
0.260%, due 07/14/10(1)	300,000	299,907
0.500%, due 10/29/10	500,000	500,405
0.500%, due 05/17/11(1)	250,000	248,785
Federal Home Loan Mortgage Corp.*
0.240%, due 06/01/10(1)	500,000	500,000
0.250%, due 07/12/10(1)	100,000	99,972
0.260%, due 10/26/10(1)	500,000	499,469
0.280%, due 10/26/10(1)	500,000	499,428
Federal National Mortgage Association*
0.260%, due 07/12/10(1)	250,000	249,926
US Treasury Bills
0.350%, due 07/15/10(1)	250,000	249,893
0.495%, due 07/29/10(1)	325,000	324,741
0.498%, due 07/29/10(1)	175,000	174,860
US Treasury Notes
2.000%, due 09/30/10	250,000	251,465

Total US government and agency obligations (cost—$6,376,510)		6,376,510

Certificates of deposit—3.16%

Banking-non-US—3.16%
Barclays Bank PLC
0.290%, due 06/24/10	500,000	500,000
Canadian Imperial Bank of Commerce
0.340%, due 06/01/10(2)	200,000	200,000

Total certificates of deposit (cost—$700,000)		700,000

Commercial paper(1)—31.36%

Asset backed-miscellaneous—17.82%
Amsterdam Funding Corp.
0.260%, due 06/08/10	500,000	499,975
Atlantic Asset Securitization LLC
0.350%, due 06/14/10	500,000	499,937
Barton Capital LLC
0.350%, due 06/21/10	500,000	499,903
Bryant Park Funding LLC
0.360%, due 06/23/10	500,000	499,890
Market Street Funding LLC
0.260%, due 06/02/10	500,000	499,996
Old Line Funding Corp.
0.410%, due 08/13/10	500,000	499,584
Windmill Funding Corp.
0.370%, due 06/22/10	500,000	499,892
Yorktown Capital LLC
0.330%, due 06/11/10	450,000	449,959

		3,949,136

Automotive OEM—2.25%
PACCAR Financial Corp.
0.410%, due 08/12/10	500,000	499,590

Banking-non-US—4.51%
National Bank of Canada
0.300%, due 07/16/10	500,000	499,813
Westpac Banking Corp.
0.270%, due 06/17/10	500,000	499,940

		999,753

UBS Money Market Fund
Schedule of investments – May 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper(1)—(concluded)

Banking-US—2.26%
Deutsche Bank Financial LLC
0.350%, due 06/25/10	500,000	499,883

Food/beverage—2.26%
Nestle Finance International Ltd.
0.230%, due 06/21/10	500,000	499,936

Insurance-life—2.26%
Massachusetts Mutual Life Insurance Co.
0.320%, due 06/23/10	500,000	499,902

Total commercial paper (cost—$6,948,200)		6,948,200

Short-term corporate obligation—2.26%

Supranationals—2.26%
International Bank for Reconstruction & Development
0.340%, due 08/23/10(1) (cost—$499,608)	500,000	499,608

Repurchase agreements—34.91%

Repurchase agreement dated 05/28/10 with Barclays Bank PLC, 0.190% due 06/01/10, collateralized by $5,101,000 Federal Home Loan Bank obligations, zero coupon due 06/25/10; (value—$5,100,490); proceeds: $5,000,106	5,000,000	5,000,000
Repurchase agreement dated 05/28/10 with Deutsche Bank Securities, Inc., 0.190% due 06/01/10, collateralized by $2,568,000 Federal National Mortgage Association obligations, 6.125% due 08/17/26 (value—$2,754,165); proceeds: $2,700,057	2,700,000	2,700,000
Repurchase agreement dated 05/28/10 with State Street Bank & Trust Co., 0.010% due 06/01/10, collateralized by $19,635 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $14,314 US Treasury Notes, 2.500% to 3.125% due 04/30/15 to 04/30/17; (value—$34,681); proceeds: $34,000	34,000	34,000

Total repurchase agreements (cost—$7,734,000)		7,734,000

Total investments (cost—$22,258,318 which approximates cost for federal income tax purposes)(3)— 100.47%		22,258,318

Liabilities in excess of other assets—(0.47)%		(104,014)

Net assets (applicable to 17,550,369; 186,146 and 4,415,720 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		22,154,304

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Interest rates shown are the discount rates at date of purchase.

(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of May 31, 2010, and reset periodically.

(3)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Money Market Fund
Schedule of investments – May 31, 2010 (unaudited)

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Fund’s investments.

	Unadjusted quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	6,376,510	—	6,376,510

Certificates of deposit	—	700,000	—	700,000

Commercial paper	—	6,948,200	—	6,948,200

Short-term corporate obligation	—	499,608	—	499,608

Repurchase agreements	—	7,734,000	—	7,734,000

Total	—	22,258,318	—	22,258,318

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	90.3

Canada	3.1

United Kingdom	2.2

Australia	2.2

Switzerland	2.2

Total	100.0

Weighted average maturity — 42 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 28, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2010